VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Australia—5.7%
Goodman Group	302,300	$ 6,812
National Storage REIT	2,099,662	3,178
NEXTDC Ltd.(1)	243,998	2,329
Scentre Group	3,780,200	8,857
		21,176

Belgium—1.8%
Aedifica S.A.	50,009	3,891
Warehouses De Pauw CVA	110,479	2,694
		6,585

Canada—3.5%
Canadian Apartment Properties REIT	149,185	4,865
Chartwell Retirement Residences	268,350	3,664
First Capital Real Estate Investment Trust	335,050	4,466
		12,995

China—1.5%
Swire Properties Ltd. (Hong Kong)	2,200,000	5,493
France—1.4%
Klepierre S.A.	138,594	5,459
Germany—2.1%
Vonovia SE	227,678	8,022
India—1.0%
Capitaland India Trust	4,526,783	3,738
Japan—7.9%
Comforia Residential REIT, Inc.	996	1,983
Japan Hotel REIT Investment Corp.	10,416	5,504
Mitsubishi Estate Co., Ltd.	488,500	9,169
Mitsui Fudosan Co., Ltd.	1,015,050	9,833
Mitsui Fudosan Logistics Park, Inc.	4,291	3,114
		29,603

Singapore—1.7%
CapitaLand Ascendas REIT	2,956,300	6,231
Spain—2.8%
Merlin Properties Socimi S.A.	786,796	10,315
Sweden—1.0%
Castellum AB	98,466	1,291
Catena AB	52,341	2,670
		3,961

United Kingdom—6.2%
British Land Co. plc (The)	530,000	2,738
Derwent London plc	96,160	2,735
Safestore Holdings plc	217,722	2,116
Tritax Big Box REIT plc	2,936,900	5,950
	Shares	Value

United Kingdom—continued
UNITE Group plc (The)	818,999	$ 9,528
		23,067

United States—62.1%
American Homes 4 Rent Class A	308,300	11,121
American Tower Corp.	27,635	6,108
Americold Realty Trust, Inc.	125,925	2,094
AvalonBay Communities, Inc.	67,445	13,725
Brixmor Property Group, Inc.	312,508	8,138
BXP, Inc.	71,000	4,790
Cousins Properties, Inc.	119,300	3,583
CubeSmart	155,375	6,604
Digital Realty Trust, Inc.	95,175	16,592
Equinix, Inc.	23,760	18,900
Equity LifeStyle Properties, Inc.	94,425	5,823
Essential Properties Realty Trust, Inc.	147,800	4,716
Essex Property Trust, Inc.	22,965	6,508
Host Hotels & Resorts, Inc.	201,531	3,096
Iron Mountain, Inc.	81,565	8,366
Mid-America Apartment Communities, Inc.	46,350	6,860
Phillips Edison & Co., Inc.	127,550	4,468
Prologis, Inc.	224,418	23,591
Public Storage	29,425	8,634
Rexford Industrial Realty, Inc.	139,200	4,951
Ryman Hospitality Properties, Inc.	51,635	5,095
Simon Property Group, Inc.	60,321	9,697
Smartstop Self Storage REIT, Inc.	74,225	2,689
Ventas, Inc.	198,350	12,526
Vornado Realty Trust	106,045	4,055
Welltower, Inc.	188,950	29,047
		231,777

Total Common Stocks (Identified Cost $290,966)		368,422

Total Long-Term Investments—98.7% (Identified Cost $290,966)		368,422

TOTAL INVESTMENTS—98.7% (Identified Cost $290,966)		$368,422
Other assets and liabilities, net—1.3%		4,871
NET ASSETS—100.0%		$373,293

Abbreviations:
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Country Weightings†
United States	63%
Japan	8
United Kingdom	6
Australia	6
Canada	4
Spain	3
Germany	2
Other	8
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$368,422	$368,422
Total Investments	$368,422	$368,422
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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